Statement of Cash Flows (Statement) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss and comprehensive loss	$ (190,993,000)	$ (26,990,000)		$ (241,340,000)	$ (29,704,000)	$ (23,872,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,902,000	2,398,000		11,734,000	6,407,000	5,433,000
Stock-based compensation expense	164,962,000	815,000		120,231,000	5,482,000	5,605,000
Provision for excess and obsolete inventory	1,821,000	0		0	0	0
Non-cash lease expense	191,000	1,052,000		2,400,000	(176,000)	437,000
Gain on extinguishment of debt				0	0	(4,500,000)
Loss from sale of lab equipment				0	0	105,000
Investment Income, Interest	(21,000)	(334,000)		(506,000)	(988,000)	0
Change in operating assets and liabilities:
Accounts receivable	(1,446,000)	(2,094,000)		(10,611,000)	(4,567,000)	(4,743,000)
Inventory	(9,828,000)	2,675,000		(8,979,000)	(7,970,000)	(4,929,000)
Prepaid expenses and other current assets	(6,466,000)	(860,000)		2,498,000	(2,526,000)	(1,534,000)
Due to/from related parties	(688,000)	(438,000)		(442,000)	(919,000)	(2,817,000)
Other assets	0	1,174,000		1,175,000	(4,395,000)	(53,000)
Accounts payable and accrued expenses	3,458,000	1,725,000		14,805,000	12,847,000	2,311,000
Contract liabilities	1,027,000	(487,000)		(559,000)	2,342,000	0
Other current liabilities	(9,148,000)	(1,583,000)		15,960,000	4,451,000	3,873,000
Net cash used in operating activities	(42,208,000)	(22,613,000)		(93,128,000)	(18,728,000)	(24,684,000)
Investing activities
Purchases of property and equipment	(2,075,000)	(3,907,000)		(24,094,000)	(11,923,000)	(2,183,000)
Proceeds from sale of equipment				0	0	125,000
Development of internal-use software assets	(2,919,000)	(1,414,000)		(7,880,000)	(3,533,000)	(1,745,000)
Net cash used in investing activities	(4,994,000)	(5,321,000)		(31,974,000)	(15,456,000)	(3,803,000)
Financing activities
Capital contributions from ISMMS				0	30,897,000	24,636,000
Proceeds from long-term debt	0	6,000,000		15,928,000	0	4,500,000
Exercise of stock options	422,000	0		100,000	0	0
Long-term debt principal payments	(394,000)	0		(186,000)	0	0
Capital lease principal payments	(1,052,000)	(1,343,000)		(4,010,000)	(1,709,000)	(2,071,000)
Payment of deferred transaction costs	(1,254,000)	0
Net cash provided by financing activities	(2,278,000)	4,657,000		129,056,000	148,012,000	27,065,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(49,480,000)	(23,277,000)		3,954,000	113,828,000	(1,422,000)
Cash, cash equivalents and restricted cash, at beginning of year	118,960,000	115,006,000		115,006,000	1,178,000	2,600,000
Cash, cash equivalents and restricted cash, at end of year	69,480,000	91,729,000	$ 118,960,000	118,960,000	115,006,000	1,178,000
Supplemental disclosures of cash flow information
Interest expense paid	723,000	629,000		1,745,000	305,000	260,000
Purchases of property and equipment in accounts payable and accrued expenses	1,164,000	2,580,000		447,000	818,000	0
Software development costs in accounts payable and accrued expenses	1,570,000	1,023,000		1,473,000	1,040,000	334,000
Non-cash Series A redeemable convertible preferred stock dividends declared and paid				0	3,039,000	2,951,000
Forgiveness of principal on long-term debt				0	0	4,500,000
Assets acquired under capital leases obligations	615,000	4,340,000		7,546,000	9,796,000	5,670,000
Unpaid deferred transaction costs included in accounts payable and accrued expenses	4,228,000	$ 0
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019
Financing activities
Proceeds from issuance of redeemable convertible preferred stock				0	118,824,000	0
Series C redeemable convertible preferred stock, $0.00001 par value: 197,824 shares authorized at December 31, 2020 and no shares authorized at December 31, 2019; 197,821 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019; aggregate liquidation preference of $121,397 at December 31, 2020
Financing activities
Proceeds from issuance of redeemable convertible preferred stock				117,324,000	$ 0	$ 0
CM Life Sciences, Inc.
Cash Flows from Operating Activities:
Net loss and comprehensive loss	(58,471,923)		(39,907,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	56,637,684		38,510,584
Investment Income, Interest	(10,919)		(13,951)
TransactionCosts			1,204,771
Change in operating assets and liabilities:
Prepaid expenses	(16,723)		(277,031)
Accrued expenses	1,394,615		97,120
Net cash used in operating activities	(467,266)		(386,106)
Investing activities
Investment of cash into Trust Account			(442,750,000)
Net cash used in investing activities			(442,750,000)
Financing activities
Proceeds from sale of Units, net of underwriting discounts paid			433,895,000
Proceeds from sale of Private Placement Warrants			10,855,000
Proceeds from promissory note – related party			112,837
Repayment of promissory note – related party			(165,081)
Payment of offering costs			(466,969)
Net cash provided by financing activities			444,230,787
Net increase (decrease) in cash, cash equivalents and restricted cash	(467,266)		1,094,681
Cash, cash equivalents and restricted cash, at beginning of year	1,094,681
Cash, cash equivalents and restricted cash, at end of year	627,415		1,094,681	$ 1,094,681
Supplemental disclosures of cash flow information
Initial classification of common stock subject to possible redemption			380,268,982
Change in value of common stock subject to possible redemption	$ (58,471,923)		(27,049,112)
Initial classification of warrant liabilities			31,811,834
Deferred underwriting fee payable			15,496,250
Offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock			25,000
Payment of offering costs through promissory note — related party			$ 52,244